Income tax expense (Tables)	12 Months Ended
Dec. 31, 2023
Income tax expense
Income Tax Expense
For the years ended December 31,
	2023	2022	2021

Net loss before income taxes	$(5,451,112)	$(6,733,076)	$(3,123,799)
Canadian statutory income tax rate	23.0%	23.0%	23.0%
Income tax (recovery) at statutory income tax rate	(1,253,756)	(1,548,607)	(718,474)
Effect of non- deductible expenses and other items:
Stock-based compensation and other expenses	58,801	53,379	67,948
Change in statutory tax rates	-	(11,997)	(92,850)
Foreign exchange adjustments	2,754	-	662
True-up	(10,060)	(3,280)	-
US loss expiry and Other	437,330	(33,113)	1,206,056
Change in valuation allowance	764,931	1,543,618	(463,342)
Income tax expense (recovery)	-	-	-

Valuation Allowance
For the years ended December 31,
	2023	2022	2021
Net operating losses carried forward:
Canada (expiration dates 2027 to 2042)	$9,594,511	$9,136,353	$8,051,504
USA (expiration dates 2024 to 2026)	5,631	169,359	248,289
Timing differences on property & equipment, Right
of Use of Assets, Lease obligations and financing costs	1,806,446	1,726,603	1,674,085
SRED Expenditures	676,518	676,518	575,747
Foreign Tax Credit	285,772	285,772	285,772
	12,368,878	11,994,605	10,835,397
Intellectual property	(2,638,099)	(3,028,757)	(3,411,411)
Less valuation allowance	(9,730,779)	(8,965,848)	(7,423,986)